Investment Objectives and Goals	Jan. 16, 2026
IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF
Prospectus [Line Items]
Risk/Return [Heading]	IncomeSTKd 1x US Stocks & 1x Bitcoin Premium ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return. Total return consists of capital appreciation and income.
IncomeSTKd 1x US Stocks & 1x Gold Premium ETF
Prospectus [Line Items]
Risk/Return [Heading]	IncomeSTKd 1x US Stocks & 1x Gold Premium ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return. Total return consists of capital appreciation and income.
IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF
Prospectus [Line Items]
Risk/Return [Heading]	IncomeSTKd 1x Bitcoin & 1x Gold Premium ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return. Total return consists of capital appreciation and income.
IncomeSTKd 1x Treasury & 1x Gold Premium ETF
Prospectus [Line Items]
Risk/Return [Heading]	IncomeSTKd 1x Treasury & 1x Gold Premium ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return. Total return consists of capital appreciation and income.
IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF
Prospectus [Line Items]
Risk/Return [Heading]	IncomeSTKd 1x Bitcoin & 1x Treasury Premium ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return. Total return consists of capital appreciation and income.
IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF
Prospectus [Line Items]
Risk/Return [Heading]	IncomeSTKd 1x US Stocks & 1x Treasury Premium ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return. Total return consists of capital appreciation and income.
IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF
Prospectus [Line Items]
Risk/Return [Heading]	IncomeQ Bitcoin & Bitcoin Treasury mNAV Harvester ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return. Total return consists of capital appreciation and income.
IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF
Prospectus [Line Items]
Risk/Return [Heading]	IncomeQ Crypto & Crypto Treasury mNAV Harvester ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return. Total return consists of capital appreciation and income.